5. NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2025
Notes
5. NOTE RECEIVABLE

5.NOTE RECEIVABLE

Note Receivable affiliate

ZenaTech, Inc. sold for $341,850 or $250,000 USD all ZenaPay, Inc. the wallet software assets to Epazz Limited, Ireland, a related party on October 2, 2023. The sale was in the form of a convertible promissory note with interest rate of 8% and 10-year terms. The sale note is convertible into Common Stock at 20% discount based on average closing price of trading day. ZenaPay, Inc., a Wyoming, USA corporation is a subsidiary of ZenaTech, Inc., a British Columbia corporation that provides software and cloud-based enterprise software solutions for e-commerce industry. Epazz Limited, Ireland is a subsidiary of Epazz, Inc., a company controlled by Shaun Passley, PhD.

The Company 9,701 USD or $13,506 interest income related to this note as of December 31, 2025. The currency exchange rate used in the calculations was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The Company accrued $20,511 interest income related to this note as of December 31, 2024